UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22482

Nuveen Energy MLP Total Return Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	November 30
Date of reporting period:	8/31/2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Energy MLP Total Return Fund (JMF)
August 31, 2011

Shares	Description (1)			Value
	Master Limited Partnerships & MLP Affiliates – 131.1% (99.8% of Total Investments)
	Energy Equipment & Services – 2.1% (1.6% of Total Investments)
368,020	Exterran Partners LP			$ 8,387,176
	Oil, Gas, & Consumable Fuels – 129.0% (98.2% of Total Investments)
83,000	Alliance Holdings GP LP			3,942,500
64,650	American Midstream Partners LP			1,164,347
69,987	Boardwalk Pipeline Partners LP			1,756,674
239,441	Buckeye Partners LP Class B, (2) (5)			13,615,334
739,770	Copano Energy LLC			23,983,343
204,520	Crestwood Midstream Partners LP			5,227,531
624,245	DCP Midstream Partners LP			24,201,979
390,600	El Paso Pipeline Partners LP			14,370,174
191,791	Enbridge Energy Management LLC (2)			5,281,924
1,271,665	Enbridge Energy Partners LP			36,242,453
142,190	Encore Energy Partners LP			2,821,050
838,350	Energy Transfer Equity LP			32,058,504
715,990	Enterprise Products Partners LP			30,178,979
365,050	EV Energy Partners LP			25,144,644
382,675	Genesis Energy LP			9,471,206
141,070	Holly Energy Partners LP			7,152,249
864,655	Inergy LP			24,521,616
658,956	Kinder Morgan Management LLC (2)			39,866,838
91,200	Magellan Midstream Partners LP			5,469,264
214,040	Martin Midstream Partners LP			7,602,701
171,950	Natural Resource Partners LP			4,965,916
372,000	NGL Energy Partners LP			7,975,680
241,000	NuStar GP Holdings LLC			8,319,320
56,700	Oiltanking Partners LP			1,360,233
693,815	Oxford Resource Partners LP			13,418,382
663,840	Plains All American Pipeline LP			40,248,617
181,460	QR Energy LP			3,380,600
1,309,505	Regency Energy Partners LP			31,270,979
471,550	Targa Resources Partners LP			16,174,165
269,270	TC PipeLines LP			11,740,172
417,000	Teekay Offshore Partners LP			11,208,960
306,170	Teekay LNG Partners LP			10,320,991
162,660	TransMontaigne Partners LP			5,515,801
204,400	Western Gas Partners LP			7,423,808
459,430	Williams Partners LP			24,891,917
	Total Oil, Gas, & Consumable Fuels			512,288,851
	Total Master Limited Partnerships & MLP Affiliates (cost $541,503,087)			520,676,027

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
	Short-Term Investments – 0.3% (0.2% of Total Investments)
$ 1,269	Repurchase Agreement with State Street Bank, dated 8/31/11, repurchase price $1,268,646, collateralized by $1,220,000, U.S. Treasury Bonds, 3.875%, due 8/15/40, value $1,299,300	0.010%	9/01/11	$ 1,268,646
	Total Short-Term Investments (cost $1,268,646)			1,268,646
	Total Investments (cost $542,771,733) – 131.4%			521,944,673
	Borrowings – (31.5)% (3) (4)			(125,000,000)
	Other Assets Less Liabilities – 0.1%			200,513
	Net Assets – 100%			$397,145,186

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of August 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Master Limited Partnerships & MLP Affiliates	$507,060,693	$13,615,334	$ –	$520,676,027
Short-Term Investments	–	1,268,646	–	1,268,646
Total	$507,060,693	$14,883,980	$ –	$521,944,673

During the period ended August 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

At August 31, 2011, the cost of investments was $542,771,773.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2011, were as follows:

Gross unrealized:
Appreciation				$ 12,110,830
Depreciation				(32,937,890)
Net unrealized appreciation (depreciation) of investments				$ (20,827,060)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.
(2)	Distributions are paid in-kind.
(3)	Borrowings as a percentage of total investments is 23.9%.
(4)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of August 31, 2011, investments with a value of $269,894,126 have been pledged as collateral for Borrowings.

(5)	Security is restricted and may be resold only in transactions exempt from registration, normally to qualified institutional buyers.

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Energy MLP Total Return Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date October 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date October 28, 2011

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date October 28, 2011

*                      Print the name and title of each signing officer under his or her signature.